Fair Value Measurement and Disclosure	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurement and Fair Values of Financial Instruments
Note 12 - Fair Value Measurement and Fair Values of  Financial Instruments

Management uses its best judgment in estimating the fair value of the Company’s assets and liabilities; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all assets and liabilities, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction on the dates indicated.  The estimated fair value amounts have been measured as of their respective year-ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of assets and liabilities subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

Accounting guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2:  Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used are as follows at December 31:

(In Thousands)
2011	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$33,852	-	$33,852	-

Mortgage-backed securities	31,055	-	31,055	-

SBA Pools	3,503	-	3,503	-

Total Available for Sale Securities	$68,410	$-	$68,410	$-

(In Thousands)

2010	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$39,336	$8,014	$31,322	-

Mortgage-backed securities	29,361	1,673	27,688	-

SBA Pools	3,937	-	3,937	-

Total Available for Sale Securities	$72,634	$9,687	$62,947	-

There was one mortgage-backed security for $1.7 million transferred out of level 1 securities available for sale to level 2 securities available for sale during the twelve months ended December 31, 2011, as a result of the lack of availability of observable market data used in the securities’ pricing obtained through independent pricing services or dealer market participants. There were six U.S. Government and agency obligations for $8.0 million called during the twelve months ended December 31, 2011 that were measured as level 1 securities available for sale at December 31, 2010.  No assets or liabilities have been measured on a non-recurring basis at December 31, 2011 or 2010.

Required disclosures include fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  In that regard, the fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.  Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful.  The following methods and assumptions were used to estimate the fair values of certain of the Company’s assets and liabilities at December 31, 2011 and 2010.

Cash, Due from Banks, and Interest Bearing Demand Deposits

The carrying amounts of these assets approximate their fair values.

Investment Securities

The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the banking industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.  For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are based on observable market based assumptions (Level 3).  In the absence of such evidence, management’s best estimate is used.  Management’s best estimate consists of both internal and external support on certain Level 3 investments.  Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments. The Company had no Level 3 investment securities at December 31, 2011 or 2010.

Investment in FHLB Stock

The carrying value of FHLB stock approximates its fair value based on the redemption provisions of the FHLB stock.

Loans

The fair values of loans held to maturity are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Mortgage loans held for sale in the secondary market are carried at the lower of cost or fair value.  Separate determinations of fair value for residential and commercial loans are made on an aggregate basis.  Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the financial statements.

Accrued Interest Receivable and Payable

The carrying amount of accrued interest receivable and payable approximates fair value.

Deposits

The fair values disclosed for demand deposits (e.g., NOW accounts, non-interest checking, regular savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  The carrying amounts for variable-rate certificates of deposit approximate their fair values at the reporting date.  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Borrowings

The fair values of FHLB long-term borrowings are estimated using discounted cash flow analyses, based on the quoted rates for new FHLB advances with similar credit risk characteristics, terms and remaining maturity.

Off-Balance Sheet Instruments

The fair values for off-balance sheet financial instruments (lending commitments and lines of credit) are estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties. Such fees were not material at December 31, 2011 and 2010.

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)

Financial assets:
Cash and due from banks	$799	$799	$561	$561
Interest bearing demand deposits	8,238	8,238	7,273	7,273
Securities available for sale	68,410	68,410	72,634	72,634
Securities held to maturity	7,230	7,499	7,183	7,305
Investment in FHLB stock	1,401	1,401	1,513	1,513
Loans held for sale	1,535	1,535	342	342
Loans, net	126,742	136,550	114,477	116,350
Accrued interest receivable	884	884	888	888

Financial liabilities:
Deposits	175,102	174,046	162,406	161,165
Borrowings	24,178	23,669	26,732	25,107
Accrued interest payable	59	59	68	68

Off-balance sheet instruments:
Commitments to extend credit	-	-	-	-